ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER LIABILITIES
ACCRUED EXPENSES AND OTHER LIABILITIES

7.       ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,	December 31,
	2018	2019
	RMB	RMB
Accrued payroll and welfare	782,927	772,590
Tax payable	357,751	803,116
Funds collected on behalf of third-party guarantee companies (i)	231,467	425,920
Accrued customer incentives	205,072	81,297
Accrued advertisement expenses	138,411	62,472
Payable to investors	85,495	68,011
Long-term borrowings (ii)	192,419	18,590
Deposits	80,418	—
Others	119,616	106,749
Total accrued expenses and other liabilities	2,193,576	2,338,745
(i)

Funds collected on behalf of third-party guarantee companies include the guarantee fees and guarantee funds under the credit assurance program as disclosed in Note 2. The guarantee fees amounted to RMB165 million and RMB107 million as of December 31, 2018 and 2019, respectively. The guarantee funds amounted to RMB66 million and RMB314 million as of December 31, 2018 and 2019, respectively.

(ii)

In June 2018, the Group entered into funding arrangements with a financial institution, with a principal amount of RMB324  million. According to the loan agreement, the loan repayment is dependent on the collection of principal, interest and other payments associated with loans invested by one of the Group’s trust during the loan term. The final maturity date of the loan is 36 months and the annual interest rate is 11%. The borrowings are recognized at amortized cost using the effective interest method. During the years ended December 31, 2018 and 2019, RMB132 million and RMB174 million were repaid by the Group, respectively.